Debt - Summary Of Maturities Of Long-tem Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Aug. 30, 2015
Debt Disclosure [Abstract]
2020		$ 7,912
2021		1,489
2022		54
2023		37
2024		0
Total		9,492	$ 1,500
Less unamortized debt cost	$ 86,000	146
Long-term debt		$ 9,346